General and Administrative (Tables)	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses [Abstract]
Summary of General and Administrative Expenses

For the years ended December 31,	2023	2022
Salaries and Benefits	249	204
Administrative and Other	342	297
Stock-Based Compensation Expense (Recovery) (Note 32)	97	373
Other Incentive Benefits Expense (Recovery)	—	(9)
	688	865